Reverse Recapitalization - Summary of Issued and Oustanding After Merger (Detail)	Dec. 31, 2021 shares
Disclosure of Reverse Recapitalization [Line Items]
RTPY public shares, net of redemptions	1,123,977,430
Reinvent Technology Partners Y [Member]
Disclosure of Reverse Recapitalization [Line Items]
RTPY public shares, net of redemptions	129,294,175
Reinvent Technology Partners Y [Member] | Public Shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
RTPY public shares	97,750,095
Less: redemptions of RTPY public shares	(75,459,006)
RTPY public shares, net of redemptions	22,291,089
Reinvent Technology Partners Y [Member] | Sponser Shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
RTPY public shares, net of redemptions	7,003,086
Reinvent Technology Partners Y [Member] | P I P E Shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
RTPY public shares, net of redemptions	100,000,000
Legacy Aurora [Member]
Disclosure of Reverse Recapitalization [Line Items]
RTPY public shares, net of redemptions	994,683,255